SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2014
Buildings | Minimum
Property and equipment
Estimated useful lives	20 years
Buildings | Maximum
Property and equipment
Estimated useful lives	40 years
Furniture, fixtures and equipment | Minimum
Property and equipment
Estimated useful lives	3 years
Motor vehicles | Minimum
Property and equipment
Estimated useful lives	5 years